Capital Management (Details) - USD ($) $ in Millions	May 07, 2024	Sep. 30, 2025
Capital Management
Unrestricted cash on hand		$ 32.1
Equinor
Capital Management
Initial cash payment	$ 30.0
Maximum amount purchaser of partial sale of subsidiaries committed to invest	$ 130.0
Percentage of ownership interest disposed	45.00%
Funding commitments	$ 60.0